INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

At March 31, 2018 and December 31, 2017, intangible assets consisted of the following:

	Useful Life	March 31, 2018	December 31, 2017
Patents and other technologies	5 Years	$1,583,260	$2,593,478
Goodwill		—	397,569
Less: accumulated amortization		(81,893)	(86,449)
Less: impairment loss		—	(1,321,338)
		$1,501,367	$1,583,260

At December 31, 2017 and 2016, intangible assets consisted of the following:

	Useful Life	December 31, 2017	December 31, 2016
Patents and other technologies	5 Years	$2,593,478	$—
Goodwill		397,569	—
Less: accumulated amortization		(86,449)	—
Less: impairment loss		(1,321,338)	—
		$1,583,260	$—

Schedule of Intangible Assets, Future Amortization Expense

For the three months ended March 31, 2018 and 2017, amortization expense amounted to $81,893 and $0, respectively. Amortization of intangible assets attributable to future periods is as follows:

Twelve-month periods ending March 31:	Amortization amount
2019	$327,571
2020	327,571
2021	327,571
2022	327,571
2023	191,083
$1,501,367

Amortization of intangible assets attributable to future periods is as follows:

Year ending December 31:	Amortization amount
2018	$327,571
2019	327,571
2020	327,571
2021	327,571
2022	272,976
$1,583,260